Investment in Equity Investees (Details) - Schedule of investment in equity investees - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Equity method:
Urban Tea Management Inc. (“Meno”)	$ 310,000	$ 310,000
Guokui Management Inc. (“Guokui”)	320,000	320,000
Chuangyeying Brand Management Co., Ltd. (“CYY”)	401,253	394,822
Store Master Food Trading Co., Ltd. (“Store Master”)	726,114	714,478
Less: Share of results of equity investees	(379,568)	(182,287)
Total	1,377,799	1,557,013
Cost method investment	1,246,243
Total equity	$ 2,624,042	$ 1,557,013